Fair Value Measurement	12 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 22 – FAIR VALUE MEASUREMENT

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following is the Company’s assets required to be measured at fair value on a recurring basis and where they are classified within the fair value hierarchy as of June 30, 2025:

	As of June 30, 2025
	Level 1	Level 2	Level 3	Total
Asset

Equity investments without readily determinable fair value using NAV practical expedient*	-	-	-	566,343
Available-for-sale equity securities	59,998	-	-	59,998

* In accordance with ASC 820, investments that are measured at fair value using the NAV practical expedient are not classified in the fair value hierarchy.

There are no assets or liabilities required to be measured at fair value on a recurring basis as of June 30, 2025.